Equity (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other [Abstract]
Disclosure of number of shares outstanding
The following table summarizes the changes in the number of outstanding common shares and special voting shares of FCA during the year ended December 31, 2020:

	Common Shares	Special Voting Shares	Total
Balance at January 1, 2020	1,567,519,274	408,941,767	1,976,461,041
Shares issued to Key management	7,195,225	—	7,195,225
Shares registered in the Loyalty Register	—	40,676,747	40,676,747
Balance at December 31, 2020	1,574,714,499	449,618,514	2,024,333,013

Disclosure of analysis of other comprehensive income by item
Other comprehensive income was as follows:

	Years ended December 31,
	2020	2019	2018
	(€ million)
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
(Losses)/gains on remeasurement of defined benefit plans	€(110)	€(63)	€317
Losses on debt instruments measured at FVOCI	(1)	—	—
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	—	(5)	—
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(5)	6	(4)
Items relating to discontinued operations	—	(9)	1
Total Items that will not be reclassified to the Consolidated Income Statement (B1)	(116)	(71)	314

Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(Losses) on net investment hedging instruments	—	—	—
Gains/(losses) on cash flow hedging instruments arising during the period	121	(269)	99
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	(143)	78	(108)
Total Gains/(losses) on cash flow hedging instruments	(22)	(191)	(9)
Foreign exchange gains/(losses)	(2,696)	268	126
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(81)	(16)	(77)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(23)	1	(26)
Total Share of Other comprehensive (loss)/income for equity method investees	(104)	(15)	(103)
Items relating to discontinued operations	—	9	(91)
Total Items that may be reclassified to the Consolidated Income Statement (B2)	(2,822)	71	(77)

Total Other comprehensive income (B1)+(B2)=(B)	(2,938)	—	237
Tax effect	28	57	(82)
Tax effect - discontinued operations	—	—	1
Total Other comprehensive income, net of tax	€(2,910)	€57	€156
The following table summarizes the tax effect relating to Other comprehensive income:

	Years ended December 31,
	2020			2019			2018
	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance	Pre-tax balance	Tax income/ (expense)	Net balance
	(€ million)
(Losses)/gains on remeasurement of defined benefit plans	€(110)	€21	€(89)	€(63)	€7	€(56)	€317	€(76)	€241
Losses on debt instruments measured at FVOCI	(1)	—	(1)	—	—	—	—	—	—
Gains/(Losses) on cash flow hedging instruments	(22)	7	(15)	(191)	50	(141)	(9)	(6)	(15)
Gains/(losses) on equity instruments measured at fair value through other comprehensive income	(5)	—	(5)	6	—	6	(4)	—	(4)
Foreign exchange (losses)/gains	(2,696)	—	(2,696)	268	—	268	126	—	126
Share of Other comprehensive income/(loss) for equity method investees	(104)	—	(104)	(20)	—	(20)	(103)	—	(103)
Items relating to discontinued operations	—	—	—	—	—	—	(90)	1	(89)
Total Other comprehensive income	€(2,938)	€28	€(2,910)	€—	€57	€57	€237	€(81)	€156